Taxation - Cyprus IP box regime (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2016	Dec. 31, 2020	Dec. 31, 2012
Taxation
Percentage of deemed deduction	80.00%			80.00%
Period for amortization provisions	5 years			5 years
Maximum effective tax rate on eligible IP income.	2.50%	2.50%
Percentage of tax loss set off limit	20.00%		20.00%
Period for tax loss carry forward	5 years		5 years